INVENTORIES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES
Spare parts inventories		$ 3,035,809	$ 866,716	$ 75,936
Advance payments for orders		296,581	453,244	203,401
Total	$ 3,640,401	$ 3,332,390	$ 1,319,960	$ 279,337